Assets (Liabilities) Measured at Fair Value on Recurring Basis (Details) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Short Term Investments (U.S. Treasury Bills)	Dec. 31, 2011 Restricted Cash and Cash Equivalents	Dec. 31, 2012 Quoted Prices in Active Markets (Level 1) Short Term Investments (U.S. Treasury Bills)	Dec. 31, 2011 Quoted Prices in Active Markets (Level 1) Restricted Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	$ 14,984	$ 822	$ 14,984	$ 822